Share capital and share-based payments - (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Share	Dec. 31, 2016 USD ($) Share
Number of options
Outstanding, beginning of period | Share	0	7,116
Granted | Share	0	0
Exercised | Share	0	0
Forfeited | Share	0	0
Expired | Share	0	(7,116)
Outstanding, end of period | Share	0	0
Exercisable, end of period | Share	0	0
Weighted average exercise price C$
Outstanding, beginning of period | $	$ 0	$ 3.4
Granted | $	0	0
Exercised | $	0	0
Forfeited | $	0	0
Expired | $	0	3.4
Outstanding, end of period | $	0	0
Exercisable, end of period | $	$ 0	$ 0